SEGMENTED INFORMATION (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Segmented Information
Revenues	CAD 8,631	CAD 10,026	CAD 16,560	CAD 20,547
Commodity and gas distribution costs	(6,099)	(7,723)	(12,505)	(16,302)
Operating and administrative	(928)	(814)	(1,919)	(1,559)
Depreciation and amortization	(485)	(393)	(959)	(759)
Environmental costs, net of recoveries	(7)	(36)	4	(41)
Goodwill impairment	(440)		(440)
Total operating income	672	1,060	741	1,886
Income/(loss) from equity investments	109	65	242	179
Other income/(expense)	158	215	(299)	77
Interest income/(expense)	(284)	(231)	(535)	(469)
Income taxes recovery/(expense)	(232)	(276)	53	(393)
Earnings from continuing operations	423	833	202	1,280
Discontinued operations
Earnings from discontinued operations before income taxes				73
Income taxes from discontinued operations				(27)
Earnings from discontinued operations				46
Earnings	423	833	202	1,326
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	224	(18)	134	(66)
Preference share dividends	(70)	(59)	(142)	(114)
Earnings attributable to Enbridge Inc. common shareholders	577	756	194	1,146
Additions to property, plant and equipment	1,974	2,635	3,564	5,044
Total Assets	77,716		77,716		CAD 72,857
Liquids Pipelines
Segmented Information
Revenues	1,130	991	1,159	1,438
Commodity and gas distribution costs	(4)		(4)
Operating and administrative	(329)	(279)	(751)	(535)
Depreciation and amortization	(158)	(121)	(308)	(238)
Environmental costs, net of recoveries	(8)	7	4	7
Total operating income	631	598	100	672
Income/(loss) from equity investments	85	39	145	75
Other income/(expense)	(8)	2	(12)	3
Interest income/(expense)	(172)	(87)	(314)	(174)
Income taxes recovery/(expense)	(127)	(120)	69	(99)
Earnings from continuing operations				477
Discontinued operations
Earnings	409	432	(12)	477
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests		(1)	(1)	(2)
Earnings attributable to Enbridge Inc. common shareholders	409	431	(13)	475
Additions to property, plant and equipment	1,009	1,516	1,833	3,014
Total Assets	30,194		30,194		27,657
Gas Distribution
Segmented Information
Revenues	630	629	2,418	1,914
Commodity and gas distribution costs	(332)	(337)	(1,696)	(1,183)
Operating and administrative	(134)	(137)	(268)	(270)
Depreciation and amortization	(80)	(88)	(157)	(172)
Total operating income	84	67	297	289
Other income/(expense)	(1)	(1)	(2)	2
Interest income/(expense)	(40)	(40)	(82)	(80)
Income taxes recovery/(expense)	(4)	(7)	(35)	(56)
Earnings from continuing operations				155
Discontinued operations
Earnings	39	19	178	155
Earnings attributable to Enbridge Inc. common shareholders	39	19	178	155
Additions to property, plant and equipment	229	111	335	208
Total Assets	8,791		8,791		9,320
Gas Pipelines, Processing and Energy Services
Segmented Information
Revenues	5,172	6,286	9,404	12,708
Commodity and gas distribution costs	(4,953)	(6,050)	(9,045)	(12,169)
Operating and administrative	(69)	(50)	(124)	(84)
Depreciation and amortization	(47)	(23)	(95)	(35)
Total operating income	103	163	140	420
Income/(loss) from equity investments	(12)	29	2	78
Other income/(expense)	12	4	18	9
Interest income/(expense)	(28)	(25)	(58)	(43)
Income taxes recovery/(expense)	(26)	(64)	(38)	(166)
Earnings from continuing operations				298
Discontinued operations
Earnings from discontinued operations before income taxes				73
Income taxes from discontinued operations				(27)
Earnings from discontinued operations				46
Earnings	49	107	64	344
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	5		6
Earnings attributable to Enbridge Inc. common shareholders	54	107	70	344
Additions to property, plant and equipment	32	211	112	329
Total Assets	8,352		8,352		7,601
Sponsored Investments
Segmented Information
Revenues	1,699	2,120	3,579	4,487
Commodity and gas distribution costs	(810)	(1,336)	(1,758)	(2,950)
Operating and administrative	(389)	(341)	(773)	(664)
Depreciation and amortization	(194)	(156)	(388)	(305)
Environmental costs, net of recoveries	1	(43)		(48)
Goodwill impairment	(440)		(440)
Total operating income	(133)	244	220	520
Income/(loss) from equity investments	54	17	99	35
Other income/(expense)	5	(1)	(4)	(2)
Interest income/(expense)	(123)	(110)	(209)	(221)
Income taxes recovery/(expense)	(58)	(46)	(140)	(97)
Earnings from continuing operations				235
Discontinued operations
Earnings	(255)	104	(34)	235
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	219	(17)	129	(64)
Earnings attributable to Enbridge Inc. common shareholders	(36)	87	95	171
Additions to property, plant and equipment	692	787	1,258	1,469
Total Assets	25,177		25,177		23,515
Corporate
Segmented Information
Commodity and gas distribution costs			(2)
Operating and administrative	(7)	(7)	(3)	(6)
Depreciation and amortization	(6)	(5)	(11)	(9)
Total operating income	(13)	(12)	(16)	(15)
Income/(loss) from equity investments	(18)	(20)	(4)	(9)
Other income/(expense)	150	211	(299)	65
Interest income/(expense)	79	31	128	49
Income taxes recovery/(expense)	(17)	(39)	197	25
Earnings from continuing operations				115
Discontinued operations
Earnings	181	171	6	115
Preference share dividends	(70)	(59)	(142)	(114)
Earnings attributable to Enbridge Inc. common shareholders	111	112	(136)	1
Additions to property, plant and equipment	12	10	26	24
Interest income - intersegment	226	CAD 161	422	CAD 316
Total Assets	CAD 5,202		5,202		CAD 4,764
Out of period adjustments
Out of period non-cash adjustment to income taxes			CAD 71